Loans Held-For-Sale in Non-Performing Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Loans Held For Sale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 262,302	$ 671,757
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	26,198	60,528
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	236,045	412,204
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 59	$ 199,025